TRADE AND OTHER RECEIVABLES - Pledge (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables.
TRADE AND OTHER RECEIVABLES
Assets pledged as collateral	Rp 2,137	Rp 1,248